LAND USE RIGHTS, NET (Tables)	6 Months Ended
Jun. 30, 2017
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	2016	2017
	December 31	June 30
	RMB	RMB
Land use rights	495,555,226	496,690,096
Less: accumulated amortization	(44,614,631)	(47,656,091)
Land use rights, net	450,940,595	449,034,005